UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 1.5%
Hexcel Corp.	309,794	$17,788,372
Textron, Inc.	269,873	14,540,757

		$32,329,129

Air Freight & Logistics — 3.1%
C.H. Robinson Worldwide, Inc.(1)	896,184	$68,199,602

		$68,199,602

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	566,462	$18,834,862

		$18,834,862

Banks — 15.0%
Bank of America Corp.	2,977,276	$75,444,174
First Republic Bank	124,980	13,055,411
Great Western Bancorp, Inc.	424,012	17,503,215
JPMorgan Chase & Co.	893,952	85,381,355
KeyCorp	1,152,989	21,699,253
PNC Financial Services Group, Inc. (The)	29,284	3,946,605
U.S. Bancorp	961,120	51,506,421
Wells Fargo & Co.	1,157,821	63,853,828

		$332,390,262

Biotechnology — 1.2%
Gilead Sciences, Inc.	341,739	$27,687,694

		$27,687,694

Capital Markets — 3.4%
Charles Schwab Corp. (The)	673,148	$29,443,493
Credit Suisse Group AG	1,551,409	24,581,437
Credit Suisse Group AG(2)	363,304	5,756,402
E*TRADE Financial Corp.(3)	383,793	16,737,213

		$76,518,545

Consumer Finance — 0.9%
Ally Financial, Inc.	331,836	$8,050,342
Discover Financial Services	184,811	11,916,613

		$19,966,955

Containers & Packaging — 1.9%
Ball Corp.(1)	301,456	$12,450,133
International Paper Co.(1)	505,542	28,724,896

		$41,175,029

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(3)	192,488	$35,286,900

		$35,286,900

Security	Shares	Value
Diversified Telecommunication Services — 5.3%
AT&T, Inc.	915,134	$35,845,799
Verizon Communications, Inc.	1,662,588	82,281,480

		$118,127,279

Electric Utilities — 1.9%
NextEra Energy, Inc.	286,811	$42,032,152

		$42,032,152

Electronic Equipment, Instruments & Components — 1.0%
FLIR Systems, Inc.	592,098	$23,038,533

		$23,038,533

Energy Equipment & Services — 2.7%
Core Laboratories NV(1)	163,544	$16,141,793
Halliburton Co.	577,864	26,599,080
Oceaneering International, Inc.(1)	614,041	16,130,857

		$58,871,730

Equity Real Estate Investment Trusts (REITs) — 6.9%
Boston Properties, Inc.	140,603	$17,277,297
DCT Industrial Trust, Inc.	302,442	17,517,440
Equity Residential	474,175	31,262,358
Public Storage	158,639	33,947,159
Simon Property Group, Inc.	337,769	54,384,187

		$154,388,441

Food Products — 3.2%
McCormick & Co., Inc.(1)	283,982	$29,147,913
Mondelez International, Inc., Class A	1,018,591	41,415,910

		$70,563,823

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.(3)	712,348	$20,779,191

		$20,779,191

Health Care Providers & Services — 1.5%
Aetna, Inc.	204,996	$32,596,414

		$32,596,414

Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	304,765	$16,368,928

		$16,368,928

Household Durables — 0.9%
Whirlpool Corp.	109,942	$20,277,702

		$20,277,702

Household Products — 1.8%
Colgate-Palmolive Co.	535,124	$38,983,783

		$38,983,783

Security	Shares	Value
Insurance — 2.8%
Alleghany Corp.(3)	47,145	$26,118,801
American Financial Group, Inc.	108,620	11,236,739
Chubb, Ltd.	170,834	24,352,387

		$61,707,927

Internet Software & Services — 1.7%
Alphabet, Inc., Class C(3)	39,806	$38,178,333

		$38,178,333

IT Services — 1.0%
Leidos Holdings, Inc.	373,763	$22,134,245

		$22,134,245

Machinery — 1.8%
Caterpillar, Inc.(1)	215,986	$26,935,614
Parker-Hannifin Corp.	71,716	12,551,734

		$39,487,348

Metals & Mining — 0.5%
Rio Tinto PLC ADR(1)	245,926	$11,605,248

		$11,605,248

Multi-Utilities — 3.2%
CMS Energy Corp.	629,265	$29,147,555
Sempra Energy	370,454	42,279,915

		$71,427,470

Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp.	529,028	$62,160,790
ConocoPhillips	666,081	33,337,354
EOG Resources, Inc.	374,955	36,273,147
Exxon Mobil Corp.	166,575	13,655,819
Phillips 66	253,448	23,218,371

		$168,645,481

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	88,793	$9,575,437

		$9,575,437

Pharmaceuticals — 9.4%
Allergan PLC	178,020	$36,485,199
Eli Lilly & Co.	189,858	16,240,453
Johnson & Johnson	716,188	93,111,602
Pfizer, Inc.	1,499,498	53,532,079
Zoetis, Inc.	162,744	10,376,557

		$209,745,890

Road & Rail — 2.4%
CSX Corp.	975,352	$52,922,600

		$52,922,600

Semiconductors & Semiconductor Equipment — 3.6%
Intel Corp.	1,134,941	$43,218,553
QUALCOMM, Inc.	700,109	36,293,651

		$79,512,204

Security	Shares	Value
Specialty Retail — 1.0%
Home Depot, Inc. (The)	139,871	$22,877,301

		$22,877,301

Textiles, Apparel & Luxury Goods — 2.1%
Lululemon Athletica, Inc.(3)	304,591	$18,960,790
NIKE, Inc., Class B	200,346	10,387,940
VF Corp.(1)	270,264	17,180,682

		$46,529,412

Tobacco — 3.3%
Altria Group, Inc.	291,971	$18,516,801
Philip Morris International, Inc.	493,795	54,816,183

		$73,332,984

Total Common Stocks (identified cost $1,852,296,249)		$2,156,098,834

Short-Term Investments — 3.2%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(4)	47,802,059	$47,806,839
State Street Navigator Securities Lending Government Money Market Portfolio(5)	24,649,396	24,649,396

Total Short-Term Investments (identified cost $72,459,973)		$72,456,235

Total Investments — 100.2% (identified cost $1,924,756,222)		$2,228,555,069

Other Assets, Less Liabilities — (0.2)%		$(5,527,893)

Net Assets — 100.0%		$2,223,027,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at September 30, 2017. The aggregate market value of securities on loan at September 30, 2017 was $121,558,546 and the total market value of the collateral received by the Portfolio was $123,142,615, including cash collateral of $24,649,396 and non-cash U.S. Government securities collateral of $98,493,219.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Non-income producing security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $265,996.

(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$124,888,205	$—		$—	$124,888,205
Consumer Staples	192,456,027	—		—	192,456,027
Energy	227,517,211	—		—	227,517,211
Financials	495,532,750	30,337,839		—	525,870,589
Health Care	290,809,189	—		—	290,809,189
Industrials	192,938,679	—		—	192,938,679
Information Technology	162,863,315	—		—	162,863,315
Materials	52,780,277	—		—	52,780,277
Real Estate	154,388,441	—		—	154,388,441
Telecommunication Services	118,127,279	—		—	118,127,279
Utilities	113,459,622	—		—	113,459,622
Total Common Stocks	$2,125,760,995	$30,337,839	*	$—	$2,156,098,834
Short-Term Investments	$24,649,396	$47,806,839		$—	$72,456,235
Total Investments	$2,150,410,391	$78,144,678		$—	$2,228,555,069

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017